Long-Term Obligations (Details)		12 Months Ended
	Dec. 16, 2019 USD ($)	Dec. 26, 2020 USD ($) $ / shares	May 22, 2020 USD ($)	May 01, 2020 USD ($)	Feb. 14, 2020 USD ($)	Feb. 07, 2020 USD ($)	Dec. 28, 2019 USD ($)	Oct. 23, 2019 USD ($)	Sep. 30, 2019 store	Aug. 23, 2019 USD ($) store	Jul. 10, 2019 USD ($)	May 16, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Debt		$ 570,997,000
Long-term Debt and Lease Obligation, Including Current Maturities		570,997,000					$ 400,838,000
Secured Long-term Debt, Noncurrent	$ 70,000,000.0
Payment for Debt Extinguishment or Debt Prepayment Cost		4.0
Credit Agreement, Wholly Owned Subsidiary											$ 82,000,000.0
Number of Real Estate Properties | store									21	41
Debt Instrument, Subordinated Note												$ 10,000,000.0
Line of Credit Facility, Availability Block	10,000,000.0
Current Installments of Long-Term Obligation		104,053,000					157,638,000
Long-term Debt, Excluding Current Maturities		(466,944,000)					(243,200,000)
Letters of Credit Outstanding, Amount		8,400,000
Write off of Deferred Debt Issuance Cost		4,600,000
Long-Term Debt, Maturity, Remainder of Fiscal Year		104,053,000
Long-Term Debt, Maturity, Year Two		25,103,000
Long-Term Debt, Maturity, Year Three		25,005,000
Long-Term Debt, Maturity, Year Four		25,000,000
Long-Term Debt, Maturity, Year Five		391,836,000
Long-Term Debt, Maturity, after Year Five		0
New ABL Revolver
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		125,000,000.0
Line of Credit Facility, Swingline, Sub-Facility		15,000,000.0
Letters of Credit Outstanding, Amount		15,000,000.0
Line of Credit Facility, Fair Value of Amount Outstanding		$ 32,700,000
Debt Instrument, Interest Rate, Effective Percentage		2.00%
Debt Instrument, Debt Default, Amount		$ 12,500,000
Banking Regulation, Total Risk-Based Capital Ratio, Excess, Actual		0.125
Interest Rate Floor
Debt Instrument [Line Items]
Interest Rate Margin		3.50%
Interest Rate Floor | Applicable Interest Rate Margin, ABR Loans, low [Member]
Debt Instrument [Line Items]
Interest Rate Margin		2.50%
Interest Rate Cap
Debt Instrument [Line Items]
Interest Rate Margin		3.75%
Interest Rate Cap | Applicable Interest Rate Margin, ABR Loans, high [Member]
Debt Instrument [Line Items]
Interest Rate Margin		2.75%
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Debt		$ 78,310,000					70,000,000
ABR Loan Base Rate Floor [Member]
Debt Instrument [Line Items]
Loans Receivable, Basis Spread on Variable Rate		2.50%
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 491,836,000					268,660,000
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 60,400,000	$ 0					60,439,000
Debt Instrument, Interest Rate, Stated Percentage	2.25%
Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 25.1625
Securities Loaned or Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Long-term Debt						$ 60,600,000
Finance Lease Liability [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 851,000					$ 1,739,000
FGNH First Out Tranche
Debt Instrument [Line Items]
Interest Rate Margin		8.00%
Loans Payable to Bank, Noncurrent					$ 375,000,000.0
FGNH First Out Tranche | ABR Loan Rate [Member]
Debt Instrument [Line Items]
Interest Rate Margin		7.00%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Derivative, Floor Interest Rate		1.00%
FGNH Credit Agreement
Debt Instrument [Line Items]
Consolidated Excess Cash Flow, Percentage		50.00%
Debt Instrument, Debt Default, Additional Interest May Be Required to Pay if Events of Default Occur, Percent		2.00%
Credit Agreement, Installment Payments		$ 6,250,000
Line of Credit Facility, Current Borrowing Capacity					100,000,000.0
FGNH ABL Term Loan
Debt Instrument [Line Items]
Long-term Debt					100,000,000.0
Commitments to Extend Credit
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity				$ 100,000,000.0
Loan Participations and Assignments
Debt Instrument [Line Items]
Long-term Debt			$ 5,300,000
Loans
Debt Instrument [Line Items]
Long-term Debt, Gross					575,000,000.0
FGNH Last Out Tranche [Member]
Debt Instrument [Line Items]
Interest Rate Margin		12.50%
Derivative, Floor Interest Rate		1.50%
Loans Payable to Bank, Noncurrent					200,000,000.0
FGNH Last Out Tranche [Member] | ABR Loan Rate [Member]
Debt Instrument [Line Items]
Interest Rate Margin		11.50%
Buddy's [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 101,600,000
Sears Outlet [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 106,700,000
New ABL Revolver
Debt Instrument [Line Items]
Debt Instrument, Debt Default, Additional Interest May Be Required to Pay if Events of Default Occur, Percent		2.00%
Line of Credit [Member] | Vitamin Shoppe Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Debt Default, Additional Interest May Be Required to Pay if Events of Default Occur, Percent	2.00%
Line of Credit Facility, Current Borrowing Capacity	$ 100,000,000.0				$ 575,000,000.0
Line of Credit [Member] | Vitamin Shoppe Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Debt Instrument, Basis Spread on Variable Rate, Floor	0.00%
Line of Credit [Member] | Vitamin Shoppe Credit Facility [Member] | London Interback Offered Rate (LIBOR) High Range [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Line of Credit [Member] | Vitamin Shoppe Credit Facility [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%
Debt Instrument, Basis Spread on Variable Rate, Floor	1.00%
Line of Credit [Member] | Vitamin Shoppe Credit Facility [Member] | Alternate Base Rate High [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Line of Credit [Member] | Sears Outlet Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 105,000,000.0
Debt Issuance Costs, Net								$ 2,800,000
Line of Credit [Member] | Buddy's Additional Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 23,000,000.0
Debt Issuance Costs, Net										$ 400,000
A-Team Leasing Asset Acquisition [Member]
Debt Instrument [Line Items]
Number of Real Estate Properties | store										41